EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
EQUIPMENT [Text Block]

6. EQUIPMENT

	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,282,277	$1,909,186	$373,091
Vehicles	800,628	630,522	170,106
	$3,082,905	$2,539,708	$543,197

The company expensed $165,898 for depreciation in 2023.

	December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,282,277	$1,802,719	$479,558
Vehicles	762,906	571,091	191,815
	$3,045,183	$2,373,810	$671,373

The company expensed $188,356 for depreciation in 2022.

The company expensed $173,667 for depreciation in 2021.